Schedule of changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Net cash flows (used in) from financing activities		R$ (672,023)	R$ (1,935,497)	R$ (892,173)
Net cash flows from operating activities		705,562	753,936	2,461,076
Issued capital [member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		4,039,112	3,009,436
Net cash flows (used in) from financing activities		420,734
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares		608,942
Shares To Be Issued [Member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		3	1,180
Net cash flows (used in) from financing activities		926
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares		(2,103)
Treasury shares [member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		(41,514)	(62,215)
Net cash flows (used in) from financing activities		588
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares		20,113
[custom:LiabilitiesArisingFromFinancingActivities1-0]			207,246
Capital Reservers [Member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		208,711
Net cash flows (used in) from financing activities		(744,450)
Net cash flows from operating activities		21,578
Transaction with Non-controlling shareholders, shares to be issued and sale/transfer of treasury shares		724,337
Short And Long-Term Indebtedness [Member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		11,900,030	9,976,966	8,409,841	R$ 6,443,807
Net cash flows (used in) from financing activities		1,359,595	(814,710)	1,401,125
Net cash flows from operating activities		(704,409)	(615,027)	(444,006)
Amortization with related assets		(198,270)
Exchange rate changes, net		756,861	2,207,107	313,717
Exchange rate changes, net		896,091	727,318	571,681
Unrealized hedge results		(186,804)
Property, plant and equipment acquisition through financing			25,974	164,234
[custom:LiabilitiesArisingFromFinancingActivities1-0]			8,409,841
Factoring			411,457
Unrealized income (expenses) on derivatives			(374,994)
NonCashChangesMaintenanceReserve
Other results				(40,717)
Leases [Member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance		10,762,984	7,584,192	6,052,780	912,145
Net cash flows (used in) from financing activities		(1,449,285)	(1,058,692)	(1,617,677)
Net cash flows from operating activities		16,652	(4,530)	(23,304)
Amortization with related assets		(41,973)
Exchange rate changes, net		517,126	1,833,257	241,612
Exchange rate changes, net		880,626	818,529	502,544
Property, plant and equipment acquisition through financing		3,255,646	454,248	957,026
Variation in variable and short-term liabilities			18,731
Deposit in guarantee			(47,215)
Write-off			(704,164)
Contractual amendment			221,248	(283,460)
NonCashChangesMaintenanceReserve				(6,498)
Escrow deposit				(476)
Initial adoption adjustment - IFRS 16				5,370,868
[custom:LiabilitiesArisingFromFinancingActivities2-0]			6,052,780
Dividends And Interest On Shaholdersequity To Pay [Member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance	[1]		23,139
Net cash flows (used in) from financing activities	[1]	(260,131)
Distribution of interim dividends	[1]	R$ 236,992
Derivatives [member]
DisclosureOfLiabilitiesFromFinancingActivitiesLineItems [Line Items]
Closing balance			R$ (127,119)		R$ 409,662
Net cash flows (used in) from financing activities				(407,322)
Net cash flows from operating activities				(43,008)
Exchange rate changes, net				(13,946)
NonCashChangesMaintenanceReserve
Gains (losses) recognized in other comprehensive income (loss)				(94,527)
Increase (decrease) through other changes, liabilities arising from financing activities				R$ 22,022

[1]	The amount is recorded in the Other Liabilities group, in current liabilities.